Fair Value (Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Financial Assets [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, Receivables Under Resale Agreements And Receivable Under Securities Borrowing Transactions [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	¥ 20,691	¥ 19,486
Estimated fair value	20,691	19,486
Financial Assets [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	22,926	18,792
Estimated fair value	22,926	18,792
Financial Assets [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	59,220	58,536
Estimated fair value	59,500	59,002
Financial Assets [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	85,689	86,262
Estimated fair value	86,644	87,054
Financial Assets [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	7,059	4,677
Estimated fair value	7,059	4,677
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	11,858	10,033
Estimated fair value	11,858	10,033
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount		2
Estimated fair value		2
Financial Liabilities [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, Payables Under Repurchase Agreements And Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	38,727	35,544
Estimated fair value	38,727	35,544
Financial Liabilities [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	116,197	117,894
Estimated fair value	116,269	117,960
Financial Liabilities [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	53	31
Estimated fair value	53	31
Financial Liabilities [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	4,520	3,268
Estimated fair value	4,520	3,268
Financial Liabilities [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	621	634
Estimated fair value	621	634
Financial Liabilities [Member] | Other Short-Term Borrowing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	10,234	8,488
Estimated fair value	10,234	8,488
Financial Liabilities [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	12,811	13,357
Estimated fair value	13,043	13,557
Financial Liabilities [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	9,101	4,635
Estimated fair value	9,101	4,635
Financial Liabilities [Member] | Derivative Financial Instruments, Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	11,397	9,878
Estimated fair value	¥ 11,397	¥ 9,878